Financial Risk Management - Significant Inputs for Fair Value Measurement and Inter-relationship Between Inputs and Fair Value Measured (Parenthetical) (Detail) - Discounted cash flow [member]	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Perpetual growth rate	(1.00%)
Risk free rate	2.40%
Market risk premium rate	10.40%
Proxy beta rate	88000000.00%
Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Perpetual growth rate	1.00%